                                                       Deutsche Asset Management

BT Investment Funds
Mid Cap Fund, Lifecycle Long Range Fund, Lifecycle Mid Range Fund, Lifecycle Short Range Fund, Small Cap Fund and PreservationPlus Income Fund

BT Pyramid Mutual Funds
Asset Management Fund and PreservationPlus Fund

Supplement dated August 21, 2001 (Replacing Supplement dated May 24, 2001, as applicable) to each Fund's current Statement of Additional Information

The statement of additional information is supplemented to reflect a change in the Portfolio's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the statement of additional information to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Portfolio or the fees payable under the investment advisory agreement.

The following sentence supplements the `Lower-Rated Debt Securities (`Junk Bonds')' section in the Preservation Plus Income Fund's Statement of Additional
Information:

The Fund may invest in an affiliated mutual fund to gain exposure to lower rated debt securities. The affiliated fund is permitted to invest in securities of lower credit ratings than the Portfolio could invest in if it makes direct purchases of high yield debt securities.

The following sentence replaces the first sentence in the last paragraph on the cover page of the Mid Cap Fund's and the Small Cap's Fund's Statement of Additional Information:

The Trust's Prospectuses for the Mid Cap Fund and the Small Cap Fund are each dated January 29, 2001 with the Small Cap Fund's Prospectus revised on May 24, 2001.

The following replaces the `Management of the Trust and Portfolio Trust -- Officers of the Trust and Portfolio Trust' section in each Fund's Statement of Additional Information:

                   Trustees of the Trust and Portfolio Trust

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; formerly Vice President, International Business Machines (`IBM') and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.


                                                         A Member of the
                                                         Deutsche Bank Group [/]


S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Trustee, Phoenix Zweig Series Trust/2/; Trustee, Phoenix Euclid Market Neutral Fund/2/; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (USA) International; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.


----------------------
/1/ The `Fund Complex' consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.
/2/ An investment company registered under the Investment Company Act of 1940, as amended.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF/2/; Director, S.G. Cowen Mutual Funds/2/; Director, Japan Equity Fund, Inc./2/; Director, Thai Capital Fund, Inc./2/; Director, Singapore Fund, Inc./2/ His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee/President of the Trust; Trustee/President of each of the other investment companies advised by DeAM, Inc. or its affiliates; Managing Director, Deutsche Asset Management; Managing Director, Deutsche Banc Alex. Brown Inc.; Director and President, Investment Company Capital Corp. His address is One South Street, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 to present); Member, Investment Committee, Unilever US Pension and Thrift Plans (1989 to present)/3/; Retired; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987).
His address is 6581 Ridgewood Drive, Naples, Florida  34108.



* `Interested Person' within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


                 Officers of the Trust and the Portfolio Trust


DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary/Vice President of the Trustee; Secretary/Vice President of each of the other investment companies advised by DeAM, Inc. or it affiliates; Director, Deutsche Asset Management; Director, Deutsche Banc Alex.Brown Inc.; Associate General Counsel, Office of the General Counsel, United States Securities and Exchange Commission (1993 to
1998).  His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust, Director and Department Head, Deutsche Asset Management since 1998; Senior Manager, Pricewaterhousecoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, Inc. or an affiliate serves as the principal underwriter.


----------------------
/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.


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

The following supplements the `Investment Adviser' section:

                              Investment Adviser

On April 30, 2001, the Portfolio's investment adviser changed from DeAM, Inc. to Bankers Trust. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.


              Please Retain This Supplement for Future Reference


SUPPBTSAI (8/01)

CUSIPs:

055922637               055922819              055922843              055922835
055922827               055927269              055922660              055847404
055847818               055847826              055847834


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